Consolidated Statements of Stockholders' (Deficit) Equity (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Series A-1 Convertible Preferred Stock [Member]
Issuance of Series A-1 convertible preferred stock, issuance cost	$ 21,566	$ 12,897	$ 5,455